Summary of Significant Accounting Policies (Details 4)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 loan
Summary of Principal Accounting Policies
Interest rate on customer borrowings (as a percent)	0.00%
Maximum term of customer borrowings	1 year
Number of loans from customer borrowings overdue | loan		0
Short term borrowings to customers | $	$ 0